ACQUISITION OF TOPPOP (Details Narrative)	1 Months Ended
Jul. 26, 2021 USD ($) $ / shares shares
ACQUISITION OF TOPPOP
Shares issued during aquisition, shares | shares	26,009,600
Cash at closing	$ 3,995,500
Shares issued during aquisition, value	$ 10,143,744
Shares issued during aquisition, per share | $ / shares	$ 0.001
Promissory notes, Principal amount	$ 5,042,467
Shares issued during aquisition, par value | $ / shares	$ 0.001
Interest rate	10.00%